Revenue (Details) - Schedule of primary geographical market and major products - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	$ 597,221	$ 585,530	$ 449,380
Inter-segment revenue	(187,301)	(175,788)	(117,913)
Revenue from contracts with customers	409,920	409,742	331,467
Timing of revenue recognition
Goods transferred at a point in time	402,822	406,105	329,254
Services transferred over time	7,098	3,637	2,213
Total revenue from contracts with customers	409,920	409,742	331,467
NextGel [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	256,112	244,791	201,294
Inter-segment revenue	(131,047)	(123,964)	(95,315)
Revenue from contracts with customers	125,065	120,827	105,979
Timing of revenue recognition
Goods transferred at a point in time	118,394	117,190	103,766
Services transferred over time	6,671	3,637	2,213
Total revenue from contracts with customers	125,065	120,827	105,979
Procaps Colombia [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	145,330	156,820	121,532
Inter-segment revenue	(2,985)	(1,493)	(6,637)
Revenue from contracts with customers	142,345	155,327	114,895
Timing of revenue recognition
Goods transferred at a point in time	142,345	155,327	114,895
Services transferred over time
Total revenue from contracts with customers	142,345	155,327	114,895
CAN [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	77,928	67,842	44,808
Inter-segment revenue	(22,461)	(16,905)	805
Revenue from contracts with customers	55,467	50,937	45,613
Timing of revenue recognition
Goods transferred at a point in time	55,467	50,937	45,613
Services transferred over time
Total revenue from contracts with customers	55,467	50,937	45,613
CASAND [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	83,392	68,242	40,094
Inter-segment revenue	(17,062)	(14,286)	(1,538)
Revenue from contracts with customers	66,330	53,956	38,556
Timing of revenue recognition
Goods transferred at a point in time	65,903	53,956	38,556
Services transferred over time	427
Total revenue from contracts with customers	66,330	53,956	38,556
Diabetrics [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	34,459	47,835	39,221
Inter-segment revenue	(13,746)	(19,140)	(16,432)
Revenue from contracts with customers	20,713	28,695	22,789
Timing of revenue recognition
Goods transferred at a point in time	20,713	28,695	22,789
Services transferred over time
Total revenue from contracts with customers	20,713	28,695	22,789
Corporate [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue			2,431
Inter-segment revenue			1,204
Revenue from contracts with customers			3,635
Timing of revenue recognition
Goods transferred at a point in time			3,635
Services transferred over time
Total revenue from contracts with customers			$ 3,635